Ordinary shares	12 Months Ended
Dec. 31, 2014
Ordinary shares [Abstract]
Ordinary shares
11.	Ordinary shares

On August 11, 2010, the Company issued total 50,000 ordinary shares. On April 8, 2011, the Company made a 4,000-for-1 share split whereby all of our 50,000 then issued and outstanding ordinary shares of a par value of $1.00 each were converted into 200,000,000 shares of a par value of $0.00025 each. Concurrently, the Company repurchased and retired 130,924,549 ordinary shares proportionally from the then existing shareholders. The above two transactions resulted a 1,382-for-1 share split. Subsequently, various numbers of ordinary shares were reserved to share-based compensation award recipients and Preferred Shareholders.

On December 31, 2013, all the shareholders of the Company adopted a resolution and all the directors of the Company also approved to implement a dual class voting structure (the “Dual Class Structure”). The Dual Class Structure was implemented immediately upon the completion of the IPO of the Company on May 16, 2014. Holders of ordinary shares have the right to receive notice of, attend, speak and vote at general meetings of the Company, and shall, at all times, vote together as one class on all matters submitted to a vote for Members' consent. Each Class A Ordinary Share shall be entitled to one (1) vote on all matters subject to the vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to ten (10) votes on all matters subject to the vote at general meetings of the Company. All of the Company's shares held, directly or indirectly, by Mr. Leo Ou Chen and Mr. Yusen Dai, and their respective affiliates (including shares held by Super ROI Global Holding Limited, Pinnacle High-Tech Limited, or any other company, trust, nominee or agent, if any) was immediately and automatically converted and re-designated into Class B ordinary shares on a one to one basis. Except for the Company's shares held, directly or indirectly, by Mr. Leo Ou Chen and Mr. Yusen Dai, and their respective affiliates, all of other outstanding ordinary shares prior to IPO were redesignated as Class A Ordinary Shares and all of outstanding preference shares were automatically converted into Class A Ordinary Shares on a one-for-one basis immediately upon the completion of the IPO.

The Company believes that the incremental value for the super voting right is minimal as there was no change in control.

Upon completion of the Company's IPO on May 16, 2014, the Company's shares were divided into Class A ordinary shares and Class B ordinary shares, at par value of US$0.00025. As of December 31, 2014, 840,000,000 Class A ordinary shares, 60,000,000 Class B ordinary shares and 100,000,000 discretionary shares had been authorized, 89,407,395 Class A ordinary shares issued and 86,400,288 outstanding, 58,804,840 Class B ordinary shares issued and outstanding.